UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

Item 1.  Reports to Stockholders.

Equinox MutualHedge Futures Strategy Fund

CLASS A, CLASS C AND CLASS I SHARES

Semi-Annual Report

March 31, 2014

1-888-643-3431

WWW.MUTUALHEDGE.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Equinox MutualHedge Futures Strategy Fund
PORTFOLIO REVIEW
March 31, 2014 (Unaudited)

The Portfolio's performance figures* for the six months ended March 31, 2014, as compared to its benchmark:

	Six Months	One Year	Three Year	Since Inception**
Equinox MutualHedge Futures Strategy Fund Class A	1.67%	(6.66)%	(3.31)%	(0.81)%
Equinox MutualHedge Futures Strategy Fund Class A with load	(4.18)%	(12.04)%	(5.20)%	(2.18)%
Equinox MutualHedge Futures Strategy Fund Class C	1.25%	(7.32)%	(4.06)%	(1.54)%
Equinox MutualHedge Futures Strategy Fund Class I	1.78%	(6.43)%	N/A	(2.91)%
Barclays BTOP50 Index	1.76%	(2.46)%	(1.58)%	(0.14)%
S&P 500 Total Return Index	12.51%	21.86%	14.66%	15.40%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.31% for Class A shares, 3.06% for Class C shares and 2.06% for Class I Shares per the January 28, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is December 31, 2009 for Class A and Class C shares. Inception date is May 24, 2011 for Class I shares.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	67.7%
Money Market Funds	26.7%
Structured Note	4.0%
Purchased Options	1.5%
Other / Cash & Cash Equivalents Less Liabilities	0.1%
100.0%

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 67.7%
692,750	iShares Barclays 1-3 Year Credit Bond Fund	$ 73,057,415
327,330	iShares Core Total US Bond Market ETF	35,335,273
837,125	Vanguard Short-Term Bond ETF	67,053,712
921,970	Vanguard Short-Term Corporate Bond ETF	73,739,161
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $248,382,321)	249,185,561

Principal
	STRUCTURED NOTE - 4.0%
$ 15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16 *
	(Cost $15,000,000)	14,743,500

Contracts
	PURCHASED OPTIONS*+ - 1.5%
	PURCHASED CALL OPTIONS - 0.1%
49	Aluminum, Strike Price $2100, Expiration Date 06/04/2014	1,054
18	Foodstuff, Strike Price $17, Expiration Date 06/16/2014	30,845
11	Natural Gas, Strike Price $4.75, Expiration Date 04/25/2014	3,300
67	Precious Metal, Strike Price $1400, Expiration Date 11/24/2014	200,330
19	Precious Metal, Strike Price $1300, Expiration Date 11/24/2014	119,510
43	Zinc (LME), Strike Price $2000, Expiration Date 06/04/2014	49,879
	TOTAL PURCHASED CALL OPTIONS (Cost $683,192)	404,918

	PURCHASED PUT OPTIONS - 1.4%
49	Aluminum, Strike Price $1600, Expiration Date 06/04/2014	5,096
43	Aluminum, Strike Price $1800, Expiration Date 06/04/2014	65,489
43	Aluminum, Strike Price $1700, Expiration Date 06/04/2014	20,909
54	Bond, Strike Price $123, Expiration Date 05/23/2014	37,969
87	Copper (LME), Strike Price $6500, Expiration Date 07/02/2014	452,161
100	Copper (LME), Strike Price $7000, Expiration Date 06/04/2014	1,087,950
113	Copper (LME), Strike Price $7200, Expiration Date 06/04/2014	1,682,994
38	Copper (LME), Strike Price $6600, Expiration Date 06/04/2014	192,043
46	Copper (LME), Strike Price $6600, Expiration Date 04/02/2014	26,209
19	Copper (LME), Strike Price $6600, Expiration Date 12/03/2014	195,420
57	Copper (LME), Strike Price $6350, Expiration Date 12/03/2014	444,956
73	Copper (LME), Strike Price $6400, Expiration Date 09/03/2014	450,282
180	Corn, Strike Price $4.3, Expiration Date 08/22/2014	90,000
28	Crude Oil, Strike Price $100, Expiration Date 05/15/2014	58,520
43	Currency, Strike Price $0.0098, Expiration Date 06/06/2014	112,338
180	Equity Index, Strike Price $1840, Expiration Date 04/04/2014	32,850
43	Equity Index, Strike Price $1840, Expiration Date 09/19/2014	138,030
36	Nickel, Strike Price $12000, Expiration Date 06/04/2014	384
43	Zinc (LME), Strike Price $1800, Expiration Date 06/04/2014	6,502
	TOTAL PURCHASED PUT OPTIONS (Cost $5,429,804)	5,100,102

	TOTAL PURCHASED OPTIONS (Cost $6,112,996)	5,505,020

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

	Shares		Value
		SHORT-TERM INVESTMENTS - 26.7%
	29,676,874	BlackRock International Dollar Reserve Series B ** +	$ 29,676,874
	34,347,020	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund ** +	34,347,020
	34,356,895	JPMorgan Liquidity Funds - US Dollar Liquidity Fund ** +	34,356,895
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $98,380,789)	98,380,789

		TOTAL INVESTMENTS - 99.9% (Cost $367,876,106) (a)	$ 367,814,870
		OTHER ASSETS AND LIABILITIES - NET - 0.1%	346,839
		TOTAL NET ASSETS - 100.0%	$ 368,161,709

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes, including written options, is $362,144,678 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 5,130,736
		Unrealized Depreciation:	(4,500,237)
		Net Unrealized Appreciation:	$ 630,499
*	Non-Income producing investment.
**	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.

	Contracts		Value
		WRITTEN CALL OPTIONS * +
	49	Aluminum, Strike Price $2100, Expiration Date 06/04/2014	$ 1,054
	43	Aluminum, Strike Price $1800, Expiration Date 05/07/2014	26,456
	43	Copper (LME), Strike Price $7000, Expiration Date 06/04/2014	91,182
	43	Copper (LME), Strike Price $7500, Expiration Date 12/02/2015	382,023
	120	Copper (LME), Strike Price $7700, Expiration Date 06/04/2014	21,930
	18	Copper (LME), Strike Price $7400, Expiration Date 04/02/2014	-
	9	Foodstuff, Strike Price $19, Expiration Date 06/16/2014	5,544
	36	Nickel, Strike Price $15000, Expiration Date 06/04/2014	254,051
	17	Nickel, Strike Price $16500, Expiration Date 06/04/2014	40,807
	43	Precious Metal, Strike Price $1400, Expiration Date 04/24/2014	4,300
	28	Precious Metal, Strike Price $23.5, Expiration Date 04/24/2014	3,080
	20	Precious Metal, Strike Price $1500, Expiration Date 11/24/2014	30,200
	43	Zinc (LME), Strike Price $2000, Expiration Date 06/04/2014	49,878
		TOTAL WRITTEN CALL OPTIONS (Premiums received $1,098,392)	910,505

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

	Contracts		Value
		WRITTEN PUT OPTIONS * +
	49	Aluminum, Strike Price $1600, Expiration Date 06/04/2014	$ 5,096
	43	Aluminum, Strike Price $1700, Expiration Date 06/04/2014	20,909
	43	Aluminum, Strike Price $1700, Expiration Date 05/07/2014	13,728
	87	Copper (LME), Strike Price $6500, Expiration Date 07/02/2014	452,161
	100	Copper (LME), Strike Price $7000, Expiration Date 06/04/2014	1,087,950
	18	Copper (LME), Strike Price $7000, Expiration Date 04/02/2014	156,596
	113	Copper (LME), Strike Price $7200, Expiration Date 06/04/2014	1,682,994
	38	Copper (LME), Strike Price $6600, Expiration Date 06/04/2014	192,043
	46	Copper (LME), Strike Price $6600, Expiration Date 04/02/2014	26,209
	83	Copper (LME), Strike Price $6000, Expiration Date 06/04/2014	101,986
	180	Corn, Strike Price $4.30, Expiration Date 08/22/2014	78,750
	28	Crude Oil, Strike Price $95, Expiration Date 04/16/2014	4,200
	21	Currency, Strike Price $0.0095, Expiration Date 06/06/2014	17,588
	180	Equity Index, Strike Price $1800, Expiration Date 04/04/2014	7,200
	86	Equity Index, Strike Price $1750, Expiration Date 06/20/2014	70,950
	9	Foodstuff, Strike Price $16, Expiration Date 06/16/2014	1,613
	11	Natural Gas, Strike Price $4, Expiration Date 04/25/2014	2,420
	36	Nickel, Strike Price $12000, Expiration Date 06/04/2014	384
	17	Nickel, Strike Price $13000, Expiration Date 06/04/2014	1,710
	20	Precious Metal, Strike Price $1200, Expiration Date 11/24/2014	72,400
	28	Precious Metal, Strike Price $20, Expiration Date 04/24/2014	88,620
	22	Precious Metal, Strike Price $1275, Expiration Date 04/24/2014	37,180
	43	Zinc (LME), Strike Price $1800, Expiration Date 06/04/2014	6,501
		TOTAL WRITTEN PUT OPTIONS (Premiums received $4,488,751)	4,129,188

		TOTAL WRITTEN OPTIONS (Premiums received $5,587,143)	$ 5,039,693

*	Non-Income producing investment.
+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

SWAP CONTRACTS *+	Unrealized Appreciation (Depreciation)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on September 26, 2011 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.50% fee to Deutsche Bank. (Notional Value $463,881,371)

$ (20,105,029)

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the Diversified Program of Winton Capital Management Limited ("Winton") calculated on a daily basis by BNP Paribas Financial Services LLC with reference to an investment portfolio owned by ALPHAS Managed Account Platform XXX Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland.   The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by Winton that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on March 6, 2014 and has a term of three years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.27% per annum accrued on the notional level of the swap. (Notional Value $19,683,200)

173,280
Total Net Unrealized Depreciation on Swap Contracts	$ (19,931,749)

FORWARD FOREIGN CURRENCY CONTRACTS
Contracts Purchased
Settlement Date	Foreign Currency Units to Receive+		In Exchange For		Contracts at U.S. $ Value	Unrealized Appreciation/ (Depreciation)
6/18/14	(1,359,523)	SGD	(1,076,707)	USD	$ (1,080,413)	$ 3,941
6/18/14	(14,794,400)	USD	(16,435,165)	AUD	(14,791,199)	(367,604)
6/18/14	(4,171,746)	TWD	(137,567)	USD	(137,232)	(291)
6/18/14	(192,192,200)	INR	(3,046,550)	USD	(3,156,080)	110,089
6/18/14	(4,205,752)	USD	(4,935,171)	NZD	(4,205,389)	(47,950)
6/18/14	(224,149,549)	HUF	(989,388)	USD	(1,000,091)	11,254
6/18/14	(31,709,021)	SEK	(4,945,015)	USD	(4,894,082)	(50,014)
6/18/14	(13,417,496)	PHP	(300,082)	USD	(299,110)	(898)
6/18/14	(20,562,204)	CAD	(18,476,916)	USD	(18,579,261)	106,691
6/18/14	(10,067,355)	PLN	(3,287,610)	USD	(3,312,544)	25,366
6/18/14	(37,889,353)	NOK	(6,293,870)	USD	(6,308,164)	15,172
6/18/14	(862,106,163)	JPY	(8,412,921)	USD	(8,363,663)	(57,003)
6/18/14	(2,286,675,802)	KRW	(2,124,564)	USD	(2,144,338)	20,131
6/18/14	(24,487,375)	USD	(17,733,632)	EUR	(24,482,548)	61,650
6/18/14	(940,051)	MYR	(285,283)	USD	(287,546)	2,317
6/18/14	(14,134,537)	CZK	(715,052)	USD	(709,279)	(5,588)
6/18/14	(400,586)	ILS	(115,224)	USD	(114,795)	(433)
6/18/14	(11,735,151)	USD	(7,070,346)	GBP	(11,732,684)	(45,398)
6/18/14	(8,677,230)	ZAR	(795,852)	USD	(814,216)	18,511
6/18/14	(35,561,909)	RUB	(967,623)	USD	(994,444)	27,005
6/18/14	(5,164,195)	TRY	(2,265,123)	USD	(2,357,904)	93,208
6/18/14	(4,290,158)	THB	(131,945)	USD	(131,797)	(124)
6/18/14	(14,322,861)	MXN	(1,079,537)	USD	(1,090,450)	11,028
6/18/14	(10,121,318)	BRL	(4,282,408)	USD	(4,373,861)	92,286
6/18/14	(236,582,654)	CLP	(423,562)	USD	(427,166)	3,697
						$ 27,043

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Contracts Sold
Settlement Date	Foreign Currency Units to Deliver+		In Exchange For		Contracts at U.S. $ Value	Unrealized Appreciation/ (Depreciation)
6/18/14	2,583,960	SGD	2,036,606	USD	$ 2,053,514	$ (17,313)
6/18/14	19,731,996	USD	21,777,559	AUD	19,728,198	358,573
6/18/14	16,697,244	TWD	552,122	USD	549,333	2,680
6/18/14	76,285,498	INR	1,232,841	USD	1,252,711	(20,106)
6/18/14	11,541,543	USD	13,715,438	NZD	11,539,443	279,985
6/18/14	56,754,066	HUF	249,185	USD	253,306	(4,174)
6/18/14	30,579,984	SEK	4,745,553	USD	4,719,772	24,849
6/18/14	24,895,202	PHP	555,676	USD	555,005	562
6/18/14	20,123,380	CAD	18,066,749	USD	18,183,786	(120,256)
6/18/14	3,133,910	PLN	1,026,800	USD	1,031,077	(4,511)
6/18/14	23,923,998	NOK	3,962,097	USD	3,982,207	(21,540)
6/18/14	1,884,270,317	JPY	18,394,230	USD	18,262,402	131,031
6/18/14	946,877,164	KRW	878,405	USD	887,923	(9,680)
6/18/14	12,286,293	USD	8,871,596	EUR	12,284,195	(66,840)
6/18/14	392,335	MYR	118,794	USD	120,010	(1,237)
6/18/14	12,287,104	CZK	618,634	USD	616,687	1,900
6/18/14	389,948	ILS	111,629	USD	111,703	(114)
6/18/14	24,791,235	USD	14,927,618	GBP	24,786,838	81,033
6/18/14	3,317,860	ZAR	301,574	USD	311,328	(9,809)
6/18/14	18,063,112	RUB	486,634	USD	505,113	(18,571)
6/18/14	1,721,278	TRY	755,902	USD	785,914	(30,154)
6/18/14	3,528,460	THB	108,616	USD	108,391	199
6/18/14	6,573,013	MXN	493,664	USD	500,435	(6,815)
6/18/14	3,871,194	BRL	1,632,831	USD	1,672,924	(40,398)
6/18/14	196,143,015	CLP	345,411	USD	354,161	(8,814)
						$ 500,480

Net Unrealized Appreciation from Forward Foreign Currency Contracts						$ 527,523

+ This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
Futures Contracts
March 31, 2014 (Unaudited)

Description	Long Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	134	$ 16,549,000	June 2014	$ (81,610)
10YR GOVERNMENT BOND	17	7,588,909	June 2014	(454)
10YR JGB	23	32,221,835	June 2014	(38,458)
2 YEAR NOTE	3	658,688	June 2014	391
3 MONTH EURO SWISS FRANC	33	9,328,906	September 2014 - March 2015	424
3 MONTH STERLING	68	14,032,945	September 2014 - December 2016	(3,874)
3YR GOVERNMENT T BOND	2	55	September 2014 - September 2017	55
90 DAY EURO TIME DEPOSIT	157	39,035,450	April 2014	(8,763)
AEX INDEX	22	2,444,548	April 2014 - July 2014	39,030
ALUMINUM	451	19,915,588	September 2014 - March 2015	(23,970)
AUD 90DAY BILL	48	10,370,917	June 2014	(1,601)
AUSTRALIAN DOLLAR	21	1,937,250	September 2014 - June 2015	16,893
BANK ACCEPTANCE NOTE	42	9,378,869	May 2014	(1,719)
BRENT OIL	60	6,465,600	June 2014	11,600
BRITISH POUNDS	46	4,790,325	April 2014	13,669
CAC40 10 INDEX	33	1,995,169	June 2014	32,371
CANADIAN DOLLAR	1	90,370	June 2014	308
CANADIAN GOVERNMENT BOND	59	6,937,439	May 2015 - July 2015	(22,027)
COCOA	33	975,930	May 2014	2,920
COFFEE	23	1,122,435	April 2014 - December 2015	(33,081)
COPPER (LME)	524	87,129,754	May 2014 - July 2014	(3,677,970)
CORN	15	376,738	May 2014	35,050
COTTON	24	1,122,240	May 2014 - June 2014	41,580
CRUDE OIL	74	7,474,360	June 2014	45,848
DAX INDEX FUTURE	15	4,949,869	June 2014	47,262
E-MINI DOW ($5) INDEX	36	2,947,140	June 2014	34,665
E-MINI NASDAQ 100	39	2,797,275	June 2014	(32,724)
EUR/JPY	7	1,204,640	September 2014 - December 2016	(4,492)
EURIBOR	337	115,523,253	June 2014	(19,965)
EURO BUND	98	19,347,152	June 2014	30,306
EURO DOLLAR	52	8,953,100	June 2014	(60,575)
EURO-BOBL	35	6,041,768	June 2014	812
EUROSCHATZ	14	2,128,426	June 2014	(262)
EUROSTOXX 50	56	2,390,298	May 2014	44,749
FEEDER CATTLE	4	355,700	June 2014	2,425
FTSE 100 INDEX	10	1,090,278	June 2014	3,016
GAS OIL	27	2,417,850	June 2014	(11,675)
GOLD	9	1,155,420	April 2014	(5,741)
HANG SENG INDEX	5	713,567	May 2014	11,564
HARD RED WINTER WHEAT	1	38,200	May 2014	(1,025)
HEAT OIL	17	2,091,877	April 2014	(7,371)
IBEX 35+ INDEX	5	710,067	June 2014	22,085
JAPENESE YEN	4	484,600	April 2014 - June 2014	(3,850)
LEAD	45	2,318,813	June 2014 - July 2014	(6,142)
LEAN HOG	14	710,810	June 2014	6,860
LIVE CATTLE	36	1,980,000	June 2014	11,590
MEXICAN PESO	32	1,218,400	June 2014	13,231
MIDCAP E-MINI INDEX	10	1,374,900	June 2014	12,970

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
Futures Contracts
March 31, 2014 (Unaudited)

Description	Long Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
MINI NK225 INDEX	31	$ 258,786	June 2014	$ 1,490
MINI RUSSELL2000 INDEX	10	1,170,500	June 2014	(23,650)
MINI-S&P INDEX	63	5,873,490	April 2014	40,860
MSCI TAIWAN INDEX	72	2,248,560	May 2014 - December 2015	31,050
NATURAL GAS	32	1,390,020	June 2014	(25,859)
NEW ZEALAND DOLLAR	12	1,034,280	April 2014 - June 2014	24,000
NICKEL	155	14,774,912	May 2014	1,016,042
NYH RBOB UNLEADED GAS	12	1,470,622	May 2014	(937)
ORANGE JUICE	1	23,250	June 2014	1,110
PALLADIUM	6	466,260	July 2014	15,160
PLATINUM	1	71,040	May 2014	250
RAPESEED	4	112,080	June 2014	1,342
S&P/MIB ITALIAN INDEX	6	883,970	June 2014	26,058
S&P/TSX 60 (CAD)	17	2,516,923	April 2014	(10,525)
SGX CNX NIFTY INDEX	18	243,144	May 2014	2,589
SILVER	2	197,520	May 2014	(6,100)
SOYBEAN	41	3,001,200	May 2014	189,113
SOYMEAL	14	671,020	May 2014 - July 2014	52,410
SPI 200	1	(185)	June 2014	(185)
SUGAR	10	199,427	June 2014	1,456
SWISS FRANC	15	2,122,125	June 2014	(15,900)
TOPIX INDEX	1	116,536	June 2014	(1,695)
ULTRA TREASURY BOND	9	1,300,219	May 2014	3,257
US TREASURY BILLS	26	3,463,688	May 2014	(3,111)
WHEAT	25	871,562	May 2014	(13,111)
ZINC (LME)	143	7,071,438	April 2014 - July 2014	(201,390)

Net Unrealized Depreciation from Open Long Futures Contracts				$ (2,461,951)

Description	Short Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	19	$ 2,346,500	June 2014	$ (3,239)
10YR GOVERNMENT BOND	86	43,361,818	June 2014	(20,149)
10YR JGB	2	2,801,899	June 2014	1,647
3 MONTH EURO SWISS FRANC	10	2,826,701	June 2014	(311)
3 MONTH STERLING	131	26,835,588	June 2014 - March 2016	11,247
3YR GOVERNMENT T BOND	72	8,928,006	June 2014	(593)
5 YEAR NOTE	44	5,233,938	June 2014	(5,061)
90 DAY EURO TIME DEPOSIT	368	90,865,275	June 2014 - March 2017	(21,350)
ALUMINUM	476	21,025,432	April 2014 - July 2014	(41,417)
AUD 90DAY BILL	4	433,020	April 2014 - June 2014	(91)
BRENT OIL	24	2,583,600	June 2014	(7,270)
CANADIAN DOLLAR	12	1,084,440	June 2014	(15,560)
COFFEE	3	202,500	July 2014	11,475
COPPER	156	11,799,450	May 2014	432,000
COPPER (LME)	423	70,332,279	April 2014 - December 2014	2,318,804
CORN	2	50,200	May 2014	(1,750)
CRUDE OIL	27	2,742,660	May 2014	(42,240)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
Futures Contracts
March 31, 2014 (Unaudited)

Description	Short Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
E-MINI DOW ($5) INDEX	2	163,730	June 2014	$ (992)
E-MINI NASDAQ 100	4	286,900	June 2014	(696)
EUR/GBP	8	1,377,364	June 2014	3,082
EUR-BTP ITALIAN GOVERNMENT BOND	3	502,748	June 2014	(1,790)
EURIBOR	147	50,454,332	June 2014	6,317
EURO BUND	22	4,343,238	June 2014	9,170
EURO DOLLAR	4	688,700	June 2014	(1,444)
EURO-BOBL	11	1,898,841	June 2014	2,065
EURO-OAT	3	562,890	June 2014	(936)
GAS OIL	29	2,595,500	May 2014	475
GOLD	39	5,006,820	June 2014	40,472
HANG SENG INDEX	8	1,141,708	April 2014	(11,886)
HEAT OIL	7	859,715	June 2014	3,444
H-SHARES INDEX	4	259,927	April 2014	(7,078)
JAPENESE YEN	23	2,786,450	April 2014 - June 2014	11,393
LEAD	37	1,904,913	April 2014	10,133
LIVE CATTLE	1	53,820	August 2014	180
LONG GILT BOND	10	1,824,989	June 2014	3,149
MINI NK225 INDEX	15	215,490	June 2014	(7,246)
MINI RUSSELL2000 INDEX	1	117,050	June 2014	(1,240)
MINI-S&P INDEX	6	559,380	June 2014	(3,563)
MSCI TAIWAN INDEX	1	30	April 2014	(30)
NATURAL GAS	5	220,200	June 2014	5,670
NICKEL	121	11,532,842	April 2014 - June 2014	(859,917)
NIKKEI 225 INDEX	4	430,011	June 2014	(14,434)
PLATINUM	1	71,040	July 2014	(540)
SGX MSCI SINGAPORE INDEX	5	284,215	April 2014	(7,078)
SILVER	24	2,370,240	May 2014	46,453
SOYBEAN	10	714,750	July 2014	(25,900)
SOYOIL	22	533,544	May 2014	9,534
SPI 200	15	1,374,421	June 2014	(8,570)
SUGAR	10	$ 199,024	May 2014	(8,400)
TOPIX INDEX	2	233,072	June 2014	(9,832)
US DOLLAR INDEX	18	1,444,572	June 2014	(8,857)
VOLATILITY INDEX	11	171,550	April 2014 - May 2014	4,550
WHEAT	17	596,275	July 2014	(34,950)
WHITE SUGAR NO5	2	47,420	May 2014	(2,380)
ZINC (LME)	152	7,517,913	April 2014 - July 2014	137,223
Net Unrealized Appreciation from Open Short Futures Contracts				$ 1,891,693

Net Unrealized Depreciation from Open Futures Contracts				$ (570,258)

+ This investment is a holding of MutualHedge Fund Limited CFC.

++ This schedule provides the detail of futures contracts the Fund held as of the date of the financial statements, March 31, 2014. The amounts shown in column 3 ("Notional Amount at Value") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investments in the commodity pools (consolidated as of March 31, 2014) outlined in the Notes to Consolidated Financial Statements in this report, which totals approximately $29,664,218.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

ASSETS
Investment securities:
At cost	$ 367,876,106
At fair value	$ 367,814,870
Cash	45,834,713
Cash at brokers - futures margin balance	3,230,936
Net unrealized appreciation from forward foreign currency contracts	527,523
Receivable for securities sold	10,052,336
Receivable for fund shares sold	3,998,969
Interest receivable	136
Prepaid expenses and other assets	102,595
TOTAL ASSETS	431,562,078

LIABILITIES
Unrealized depreciation on swap contracts	19,931,749
Unrealized depreciation of futures contracts	570,258
Options written, at fair value (Premiums received $5,587,143)	5,039,693
Due to broker - swap contract	32,933,504
Payable for fund shares repurchased	4,166,119
Investment advisory fees payable	404,766
Fees payable to other affiliates	146,808
Distribution (12b-1) fees payable	73,007
Management fees payable	90,268
Accrued expenses and other liabilities	44,197
TOTAL LIABILITIES	63,400,369
NET ASSETS	$ 368,161,709

Composition of Net Assets:
Paid in capital	$ 463,939,292
Accumulated net investment loss	(65,980,664)
Accumulated net realized loss from security transactions, options contracts, futures contracts, forward foreign currency exchange contracts, currency translations and swap contract	(11,964,898)
Net unrealized depreciation of investments, futures contracts, options contracts, forward foreign currency exchange contracts and swap contract	(19,488,270)
Net assets - controlling interest	366,505,460
Non-controlling interest	1,656,249
NET ASSETS	$ 368,161,709

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2014 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 161,440,534
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	17,978,657
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 8.98
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 9.53

Class C Shares:
Net Assets	$ 42,589,133
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,871,668
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 8.74

Class I Shares:
Net Assets	$ 162,475,793
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	17,985,468
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.03

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$ 2,135,751
Interest	5,670
TOTAL INVESTMENT INCOME	2,141,421
EXPENSES
Investment advisory fees +	3,275,421
Distribution (12b-1) fees:
Class A	262,765
Class C	242,259
Management fees+	642,086
Transfer agent fees	341,502
Administrative services fees+	260,951
Non 12b-1 shareholder services fees	116,423
Printing and postage expenses	65,704
Accounting services fees	45,427
Professional fees+	39,831
Custodian fees	35,035
Registration fees	21,775
Insurance expense	17,734
Compliance officer fees	16,398
Interest expense+	5,968
Trustees fees and expenses	3,729
Other expenses+	134,611
TOTAL EXPENSES	5,527,619
Less: Fees waived by the Advisor	(504,133)
NET EXPENSES	5,023,486
NET INVESTMENT LOSS	(2,882,065)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	(672,269)
Swap contract	(15,050,424)
Futures contracts	1,149,097
Options written	739,472
Forward foreign currency contracts and currency translations	98,876
Broker commissions	(559,616)
Distributions from exchange traded funds	332,558
(13,962,306)
Net change in unrealized appreciation (depreciation) of:
Investments	3,338,632
Options written	(2,291,346)
Futures contracts	(1,629,359)
Forward foreign currency contracts	147,154
Swap contracts	29,188,917
28,753,998
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,791,692
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,909,627
Net gain attributable to non-controlling interests	122,229
NET INCREASE IN NET ASSETS FROM OPERATIONS ATTRIBUTABLE TO
EQUINOX MUTUALHEDGE FUTURES STRATEGY FUND	$ 12,031,856
+ This includes an expense of MutualHedge Fund Limited CFC. See Note 4.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2014	September 30,
	(Unaudited)	2013
FROM OPERATIONS
Net investment loss	$ (2,882,065)	$ (9,698,723)
Net realized loss from investment transactions, written options swap contract, futures contracts, forward foreign
currency contracts and currency translations	(14,294,864)	(39,651,291)
Distributions from exchange traded funds	332,558	486,776
Net change in unrealized appreciation (depreciation)
of investments, futures contracts, options written, forward
foreign currency contracts and swap contracts	28,753,998	(39,644,190)
Net gain (loss) attributable to the non-controlling interest	122,229	(3,147,830)
Net increase (decrease) in net assets resulting from operations	12,031,856	(91,655,258)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(423,393)	-
Class C	(98,663)	-
Class I	(364,827)	-
Net decrease in net assets from distributions to shareholders	(886,883)	-

CAPITAL TRANSACTIONS - CONTROLLING INTEREST
Proceeds from shares sold:
Class A	20,797,589	124,450,737
Class C	4,098,041	17,708,910
Class I	29,460,646	166,055,763
Net asset value of shares issued in reinvestment of distributions:
Class A	390,541	-
Class C	92,515	-
Class I	330,717	-
Redemption fee proceeds:
Class A	15	50,673
Class C	3	6,624
Class I	14	19,860
Payments for shares redeemed:
Class A	(144,347,974)	(300,407,981)
Class C	(15,494,029)	(34,504,021)
Class I	(107,944,688)	(227,540,184)
Total Decrease in Net Assets from Capital Transactions -
Controlling Interest	(212,616,610)	(254,159,619)

TOTAL DECREASE IN NET ASSETS -
CONTROLLING INTEREST	(201,471,637)	(345,814,877)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2014	September 30,
	(Unaudited)	2013

CAPITAL TRANSACTIONS - NON-CONTROLLING INTEREST
Proceeds from contributions	$ 1,515,380	$ 7,531,389
Withdrawals	(1,841,508)	(3,407,952)
Total Increase (Decrease) in Net Assets from Capital Transactions -
Non-controlling Interest	(326,128)	4,123,437

NET ASSETS
Beginning of Period	569,959,474	911,650,914
End of Period *	$ 368,161,709	$ 569,959,474
*Includes accumulated net investment loss of:	$ (65,980,664)	$ (63,098,599)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2014	September 30,
	(Unaudited)	2013

SHARE ACTIVITY
Class A:
Shares Sold	2,290,682	13,059,363
Shares Reinvested	42,496	-
Shares Redeemed	(15,849,141)	(32,036,569)
Net decrease in shares of beneficial interest outstanding	(13,515,963)	(18,977,206)

Class C:
Shares Sold	463,182	1,899,115
Shares Reinvested	10,325	-
Shares Redeemed	(1,747,188)	(3,728,663)
Net decrease in shares of beneficial interest outstanding	(1,273,681)	(1,829,548)

Class I:
Shares Sold	3,232,755	17,323,074
Shares Reinvested	35,792	-
Shares Redeemed	(11,841,395)	(24,034,032)
Net decrease in shares of beneficial interest outstanding	(8,572,848)	(6,710,958)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A
		Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
		March 31, 2014		September 30,		September 30,		September 30,		September 30,
		(Unaudited)		2013		2012		2011		2010 (1)
	Net asset value, beginning of period	$ 8.85		$ 9.94		$ 10.67		$ 10.10		$ 10.00

	Activity from investment operations:
	Net investment loss (2)	(0.06)		(0.12)		(0.14)		(0.51)		(0.09)
	Net realized and unrealized
	gain (loss) on investments	0.21		(0.97)		(0.22)		1.43		0.19
	Total from investment operations	0.15		(1.09)		(0.36)		0.92		0.10

	Less distributions from:
	Net investment income	-		-		(0.37)		(0.35)		-
	Net realized gains	(0.02)		-		(0.00)	(10)	(0.00)	(10)	-
	Total distributions	(0.02)		-		(0.37)		(0.35)		-

	Paid-in-Capital From Redemption Fees (10)	0.00		0.00		0.00		0.00		0.00

	Net asset value, end of period	$ 8.98		$ 8.85		$ 9.94		$ 10.67		$ 10.10

	Total return (3)	1.67%	(9)	(10.97)%		(3.33)%		9.32%		1.00%	(9)

	Net assets, at end of period (000s)	$ 161,441		$ 278,757		$ 501,465		$ 456,108		$ 113,177

Ratios including the income and expenses of MFL-CFC
	Ratio of gross expenses to average
	net assets (4)(7)(12)	2.48%	(5)	2.35%		2.41%		5.96%		-	(11)
	Ratio of net expenses to average
	net assets (7)(13)	2.26%	(5)	2.24%		2.38%		5.93%	(6)	-	(11)
	Ratio of net investment loss
	to average net assets (8)(14)	(1.29)%	(5)	(1.27)%		(1.41)%		(4.87)%		-	(11)

	Portfolio Turnover Rate	0%	(9)	0%	(15)	9%		68%		0%	(9)

(1)	The Equinox MutualHedge Futures Strategy Fund's Class A shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	exchange traded funds in which the Fund invests.
(9)	Not annualized.
(10)	Amount represents less than $0.01 per share.
(11)	If the income and expenses of MFL-CFC had been included for the period ended September 30, 2010,
	the ratios would have been as follows:

	Ratio of gross expenses to average
	net assets (4)(7)									9.21%	(5)
	Ratio of net expenses to average
	net assets (7)									8.43%	(5)
	Ratio of net investment loss
	to average net assets (8)									(7.42)%	(5)
(12)	Ratio of gross expenses to average
	net assets excluding the expenses of MFL-CFC (4)(7)	2.08%		1.98%		1.89%		1.97%		2.98%	(5)
(13)	Ratio of net expenses to average
	net assets excluding the expenses of MFL-CFC (7)	1.86%		1.86%		1.86%		1.93%	(6)	2.20%	(5)
(14)	Ratio of net investment loss to average net assets
	excluding the income and expenses of MFL-CFC (8)	(0.90)%		(0.90)%		(0.90)%		(0.85)%		(1.19)%	(5)
(15)	Amount represents less than 1%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
		March 31, 2014		September 30,		September 30,		September 30,		September 30,
		(Unaudited)		2013		2012		2011		2010 (1)
	Net asset value, beginning of period	$ 8.65		$ 9.78		$ 10.55		$ 10.05		$ 10.00

	Activity from investment operations:
	Net investment loss (2)	(0.09)		(0.19)		(0.22)		(0.58)		(0.14)
	Net realized and unrealized
	gain (loss) on investments	0.20		(0.94)		(0.21)		1.41		0.19
	Total from investment operations	0.11		(1.13)		(0.43)		0.83		0.05

	Less distributions from:
	Net investment income	-		-		(0.34)		(0.33)		-
	Net realized gains	(0.02)		-		(0.00)	(10)	(0.00)	(10)	-
	Total distributions	(0.02)		-		(0.34)		(0.33)		-

	Paid-in-Capital From Redemption Fees (10)	0.00		0.00		0.00		0.00		0.00

	Net asset value, end of period	$ 8.74		$ 8.65		$ 9.78		$ 10.55		$ 10.05

	Total return (3)	1.25%	(9)	(11.55)%		(4.09)%		8.45%		0.50%	(9)

	Net assets, at end of period (000s)	$ 42,589		$ 53,154		$ 78,011		$ 59,920		$ 8,836

Ratios including the income and expenses of MFL-CFC
	Ratio of gross expenses to average
	net assets (4)(7)(12)	3.23%	(5)	3.10%		3.16%		6.71%		-	(11)
	Ratio of net expenses to average
	net assets (7)(13)	3.01%	(5)	2.99%		3.13%		6.67%	(6)	-	(11)
	Ratio of net investment loss
	to average net assets (8)(14)	(2.07)%	(5)	(2.02)%		(2.17)%		(5.62)%		-	(11)

	Portfolio Turnover Rate	0%	(9)	0%	(15)	9%		68%		0%	(9)

(1)	The Equinox MutualHedge Futures Strategy Fund's Class C shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	exchange traded funds in which the Fund invests.
(9)	Not annualized.
(10)	Amount represents less than $0.01 per share.
(11)	If the income and expenses of MFL-CFC had been included for the period ended September 30, 2010,
	the ratios would have been as follows:

	Ratio of gross expenses to average
	net assets (4)(7)									12.20%	(5)
	Ratio of net expenses to average
	net assets (7)									9.18%	(5)
	Ratio of net investment loss
	to average net assets (8)									(8.21)%	(5)
(12)	Ratio of gross expenses to average
	net assets excluding the expenses of MFL-CFC (4)(7)	2.84%		2.73%		2.65%		2.71%		5.97%	(5)
(13)	Ratio of net expenses to average
	net assets excluding the expenses of MFL-CFC (7)	2.61%		2.61%		2.61%		2.67%	(6)	2.95%	(5)
(14)	Ratio of net investment loss to average net assets
	excluding the income and expenses of MFL-CFC (8)	(1.67)%		(1.65)%		(1.65)%		(1.60)%		(1.99)%	(5)
(15)	Amount represents less than 1%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended		Year Ended		Year Ended		Period Ended
		March 31, 2014		September 30,		September 30,		September 30,
		(Unaudited)		2013		2012		2011 (1)
Net asset value, beginning of period		$ 8.89		$ 9.96		$ 10.68		$ 10.23

Activity from investment operations:
	Net investment loss (2)	(0.05)		(0.10)		(0.07)		(0.16)
	Net realized and unrealized
	gain (loss) on investments	0.21		(0.97)		(0.26)		0.61
Total from investment operations		0.16		(1.07)		(0.33)		0.45

Less distributions from:
	Net investment income	-		-		(0.39)		-
	Net realized gains	(0.02)		-		(0.00)	(9)	-
Total distributions		(0.02)		-		(0.39)		-

Paid-in-Capital From Redemption Fees (9)		0.00		0.00		(0.00)		0.00

Net asset value, end of period		$ 9.03		$ 8.89		$ 9.96		$ 10.68

Total return (3)		1.78%	(8)	(10.74)%		(3.08)%		4.40%	(8)

Net assets, at end of period (000s)		$ 162,476		$ 236,188		$ 331,291		$ 157,885

Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average
	net assets (4)(6)(10)	2.23%	(5)	2.10%		2.17%		5.43%	(5)
Ratio of net expenses to average
	net assets (6)(11)	2.01%	(5)	1.99%		2.13%		5.33%	(5)
Ratio of net investment loss
	to average net assets (7)(12)	(1.07)%	(5)	(1.03)%		(1.19)%		(4.36)%	(5)

Portfolio Turnover Rate		0%	(8)	0%	(13)	9%		68%	(8)

(1)	The Equinox MutualHedge Futures Strategy Fund's Class I shares commenced operations May 24, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	exchange traded funds in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Ratio of gross expenses to average
	net assets excluding the expenses of MFL-CFC (4)(6)	1.83%		1.73%		1.65%		1.70%	(5)
(11)	Ratio of net expenses to average
	net assets excluding the expenses of MFL-CFC (6)	1.61%		1.61%		1.61%		1.61%	(5)
(12)	Ratio of net investment loss to average net assets
	excluding the income and expenses of MFL-CFC (7)	(0.67)%		(0.65)%		(0.67)%		(0.62)%	(5)
(13)	Amount represents less than 1%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

1.

ORGANIZATION

The Equinox MutualHedge Futures Strategy Fund, formerly MutualHedge Frontier Legends Fund, (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares.    Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Investments in trading companies are valued at a fair value based on the net asset value as reported by underlying trading companies. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstaces of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 249,185,561	$ -	$ -	$ 249,185,561
Structured Note	-	14,473,500	-	14,473,500
Purchased Options	-	5,505,020	-	5,505,020
Short-Term Investments	98,380,789	-	-	98,380,789
Forward Foreign Currency Contracts	-	527,523	-	527,523
Total	$ 347,566,350	$ 20,506,043	$ -	$ 368,072,393

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$ -	$ 19,931,749	$ -	$ 19,931,749
Written Options	-	5,039,693	-	5,039,693
Open Futures Contracts**	570,258	-	-	570,258
Total	$ 570,258	$ 24,971,442	$ -	$ 25,541,700

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

**Net appreciation/depreciation of futures contracts.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. The consolidated financial statements of MFL-CFC include the financial statements of certain majority owned systematic trading companies. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the MFL-CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at March 31, 2014	% of the Fund’s Total Net Assets at March 31, 2014
MFL-CFC	1/12/2010	$ 78,471,640	21.31%

MFL-CFC, through its investments in systematic trading companies, utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. The systematic trading companies are majority owned commodity pool subsidiaries which invest in global derivatives markets through multiple CTAs, each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. MFL-CFC maintained a controlling economic interest (greater than 50%) in the systematic trading companies during the six months ended March 31, 2014 and consolidated the operations of each systematic trading company for the six months ended March 31, 2014. The non-controlling interest is the portion of equity ownership in each systematic trading company not attributable to MFL-CFC or the Fund. MFL-CFC accounted for its investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice.

During the six months ended March 31, 2014, MFL-CFC held a majority of the outstanding units of the following systemic trading companies: E2 Cantab TradeCo LLC, E2 John Locke TradeCo – Cyril Program LLC, E2 Mesirow TradeCo – Absolute Return Plus Program LLC, E2 QIM TradeCo – Global Program LLC, E2 Quest TradeCo – QTI Program LLC and E2 Tiverton TradeCo – Discretionary Program LLC.  MFL-CFC held a majority of the outstanding units of E2 QCM TradeCo – Global Diversified Program LLC (QCM) for the period from January 20, 2012 through December 27, 2013. The consolidated financial statements include the results of operations of QCM for the period from January 20, 2012 through December 27, 2013 on which date MFL-CFC lost financial control and, therefore, deconsolidated QCM.

The trading companies have engaged Cantab Capital Partners LLP (Cantab), John Lock Investments SA (John Locke), Mesirow Financial Commodities Management, LLP (Mesirow), Quality Capital Management, Ltd. (QCM), Quantitative Investment Management, LLC (QIM), Quest Partners LLC (Quest) and Tiverton Trading (Tiverton), (each, a “CTA”), to provide trading advisory services to the relevant trading company.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011 – 2013) or expected to be taken on the Fund’s 2014 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statement of Operations. For the six months ended March 31, 2014, the Fund had realized gains of $130,145 from forward foreign currency contracts.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended March 31, 2014, the net change in unrealized depreciation on futures contracts was $(1,629,359).  For the six months ended March 31, 2014, the Fund had realized gains of $1,149,097 from futures contracts.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  As of March 31, 2014, the notional value of the total return swap with Deutsche Bank was $463,881,371.  As of March 31, 2014, the notional value of the total return swap with Morgan Stanley  was $19,683,200.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.   In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2014, the net change in unrealized appreciation on swap contracts was $29,188,917. For the six months ended March 31, 2014, the Fund had realized losses of $15,050,424 on swap contracts.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity risk and currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended March 31, 2014, the Fund had a loss of $1,823,384 on purchased options and this loss is included in the line item marked “Net realized gain (loss) from investment transactions” on the Consolidated Statement of Operations in this shareholder report.  The net change in unrealized appreciation (depreciation) on purchased options was $3,057,603 as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of investments” on the Consolidated Statement of Operations.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, the Fund had a realized gain of $739,472 on options written and this gain is included in the line item marked “Net realized gain (loss) from options written” on the Consolidated Statement of Operations in this shareholder report.  The net change in unrealized appreciation (depreciation) on written options was $(2,291,346) as of the six months ended March 31, 2014 and is included in the line marked “Net change in unrealized appreciation (depreciation) of options written” on the Consolidated Statement of Operations.

Transactions in option contracts written by the Fund during the six months ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, at September 30, 2013	1,487	$ 4,785,198
Options written	6,552	6,983,437
Options expired	(1,131)	(436,684)
Options closed	(5,095)	(5,744,808)
Options outstanding, at March 31, 2014	1,813	$ 5,587,143

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2014.

			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged		Net Amount of Assets
Forward Foreign Currency Contracts	$ 527,523	(1)	$ -		$ 527,523	(2)	$ -
Total	$ 527,523		$ -		$ 527,523		$ -

			Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged		Net Amount of Assets
Option Contracts Written	$ 5,039,693	(1)	$ -		$ 5,039,693	(2)	$ -
Swap Contracts	19,931,749		19,931,749	(2)			$ -
Futures Contracts	570,258		-		570,258	(2)	$ -
Total	$ 25,541,700		$ 19,931,749		$ 5,609,951		$ -

(1) Written options at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative asset or liability balance and, accordingly, does not include excess collateral pledged.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2014:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Commodity Contracts	Investment Securities, at fair value	Options written, at fair value
Equity/Currency/ Commodity/ Interest Rate Contracts		Unrealized depreciation on swap contract Net unrealized appreciation from open futures contracts
Currency Contracts	Net unrealized appreciation on forward foreign currency contracts
Interest Rate Contracts	Investment Securities, at fair value	Options written, at fair value

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2014:

Asset Derivatives Investment Fair Value
	Commodity	Currency	Equity	Interest Rate	Total as of March 31, 2014
Options Purchased	$ 5,183,834	$ 112,337	$ 170,880	$ 37,969	$ 5,505,020
Forward Foreign Currency Contracts	-	527,523	-	-	527,523
	$ 5,183,834	$ 639,860	$ 170,880	$ 37,969	$ 6,032,543

Liability Derivatives Investment Fair Value
	Commodity	Currency	Equity	Interest Rate	Total as of March 31, 2014
Options Written	$ (4,943,955)	$ (17,588)	$ (78,150)	$ -	$ (5,039,693)
Futures Contracts	(588,516)	(28,102)	(166,525)	212,885	(570,258)
Swap Contract	(19,931,749)	-		-	(19,931,749)
	$ (25,464,220)	$ (45,690)	$ (244,675)	$ 212,885	$ (25,541,700)

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts
Net realized gain (loss) from futures contracts
Net realized gain (loss) from forward foreign currency exchange contracts
Net realized gain (loss) from investment transactions
Net realized gain (loss) from options written
Net realized gain (loss) from swap contract
Net change in unrealized appreciation/(depreciation) from futures contracts
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts
Net change in unrealized appreciation/(depreciation) from investments
Net change in unrealized appreciation/(depreciation) from options written
Net change in unrealized appreciation/(depreciation) from swap contract

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2014:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended March 31, 2014
Futures	$ (965,288)	$ (428,991)	$ 698,134	$ (933,214)	$ (1,629,359)
Options Purchased	3,129,392	14,925	(81,776)	(4,938)	3,057,603
Options Written	(2,386,451)	59,786	24,300	11,019	(2,291,346)
Swap Contract	29,188,917	-	-	-	29,188,917
Forward Foreign Currency Contracts	-	147,154	-	-	147,154
	$ 28,966,570	$ (207,126)	$ 640,658	$ (927,133)	$ 28,472,969

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended March 31, 2014
Futures	$ (364,826)	$ 656,274	$ 139,159	$ 718,490	$ 1,149,097
Options Purchased	(792,746)	(117,073)	(281,462)	(632,103)	(1,823,384)
Options Written	568,558	(27,188)	112,145	85,957	739,472
Swap Contract	(15,050,424)	-	-	-	(15,050,424)
Forward Foreign Currency Contracts	-	130,145	-	-	130,145
	$ (15,639,438)	$ 642,158	$ (30,158)	$ 172,344	$ (14,855,094)

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Fund’s management believes that the issuer is creditworthy, the Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Fluctuations in the value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $0 and $133,592,213 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC serves as the Fund’s investment advisor. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.   Prior to February 1, 2011, the Advisor had agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses so that the total expenses incurred by the Fund did not exceed 2.20% and 2.95% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively. For the six months ended March 31, 2014, the Advisor waived fees in the amount of $504,133.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's operating expenses are subsequently less than 1.86%, 2.61% and 1.61% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.86%, 2.61% and 1.61% of average daily net assets for each share class. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.86%, 2.61% and 1.61%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2014	$151,935
9/30/2015	$301,993
9/30/2016	$908,115
9/30/2017	$504,133

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Pursuant to the terms of the respective Advisory Agreements between each CTA and the relevant trading company, Beach, Cantab, John Locke, Mesirow, QCM, QIM, Quest, Tiverton and Winton are entitled to receive an advisory fee on a monthly basis in respect of futures trading advisory services provided to such trading company. Such fee is accrued daily and paid monthly equal to annual percentages of net assets ranging from 0.45% to 1.25%, in accordance with each individual CTA advisory agreement.

The CTAs are entitled to receive an Incentive fee in respect of each of the CTA portfolios.  Pursuant to Advisory Agreements, the CTAs received percentages of the new high net trading profits at the end of each calendar quarter during the six months ended March 31, 2014 ranging from 20.00% to 25.00%, in accordance with each individual CTA advisory agreement.

New high net trading profits is equal to the net profits of the trading company during the period, if any, including gross realized trading profits plus or minus the change in unrealized profit (loss) on open positions minus broker commissions, exchange fees and other transaction related fees and expenses charged in connection with the trading company’s trading activities.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. The Distributor is an affiliate of GFS. During the six months ended March 31, 2014, the Distributor received $145,085 in underwriting commissions for sales of Class A shares, of which $21,200 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2014, the Fund assessed $15, $3 and $14 in redemption fees for for Class A, Class C and Class I, respectively.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

Fiscal Year Ended
September 30, 2012
Ordinary Income	$ 26,424,714
Long-Term Capital Gain	182,469
Return of Capital	3,014,003
$ 29,621,186

There is no distribution for fiscal year ended September 30, 2013.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Other	Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Book/Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ 885,496	$ -	$(5,556,477)	$ 104,296,943)	$ (120,406)	$ (109,088,330)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment loss and accumulated net realized gain is primarily attributable to the tax treatment of the Fund’s wholly-owned subsidiary.

Other book/tax differences are primarily attributable to adjustments resulting from the Fund’s investment in its wholly-owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $5,556,477.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended September 30, 2013 as follows:

Accumulated Net Realized
Paid in	Accumulated Net	Gain/(Loss) from Security
Capital	Investment Loss	Transactions
$ (7,670,480)	$ 7,670,480	$ -

7.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the consolidated financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements. .

Equinox MutualHedge Futures Strategy Fund

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,016.70	$11.36	2.26%
Class C	1,000.00	1,012.50	15.10	3.01%
Class I	1,000.00	1,017.80	10.11	2.01%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,013.66	$11.35	2.26%
Class C	1,000.00	1,009.92	15.08	3.01%
Class I	1,000.00	1,014.91	10.10	2.01%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

Equinox MutualHedge Futures Strategy Fund

SUPPLEMENTAL INFORMATION

March 31, 2014 (Unaudited)

Equinox MutualHedge Futures Strategy Fund* (Adviser-Equinox Fund Management, LLC)

In connection with the regular meeting held on November 12-13, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Equinox Fund Management, LLC  (“Equinox”) and the Trust, with respect to the Equinox MutualHedge Futures Strategy Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted that Equinox manages $1.2 billion in assets, and that it has been a market leader in bringing solutions to high net worth investors since 2003.  In addition to research management and portfolio management services, the Trustees considered that Equinox provides risk management services to monitor leverage, volatility and frequency of trading activity.   The Trustees discussed changes to Equinox personnel, but agreed that the quality of the overall services provided by Equinox remained strong.  The Trustees discussed an ongoing investigation of Equinox by the SEC, but noted that the SEC has come to no conclusions and that the issues under review are not directly related to the Fund.  Trust management confirmed that it knows of no material compliance issues with the Fund.  After further discussion, the Trustees agreed that the nature, extent and quality of services provided to the Fund by Equinox are acceptable.

Performance.  The Trustees reviewed the Fund’s performance over the last 1 year and since inception (December 31, 2009) and noted that although the Fund realized negative returns in each period, its benchmarks, too, realized negative returns.  The Trustees recognized that this has been a difficult environment for managed futures. They noted positively, however, that the Fund’s since inception performance (-1.35%) outperformed its peer group (-3.91%) and the Morningstar category average (-6.68%).  They considered that the Fund’s strategy is to provide low correlation to bonds, equities and alternative investments, but, notwithstanding, Equinox has selected the BTOP50 Index which does not include fees.  The Trustees agreed that Equinox is capturing a significantly higher upside than downside relative to its competition.  After further discussion, the Trustees agreed that the information presented reasonably shows that Equinox is achieving the Fund’s intended objective.

Fees and Expenses.   The Trustees discussed the fee charged by Equinox and noted that at 1.45% it is higher than the peer group average of 1.29% and Morningstar category average of 1.30%.  The Trustees agreed that the fee is not unreasonably higher than the Fund’s peers, and noted it is well within the range of fees shown for the peer group (0.85% - 1.80%) and Morningstar category (0.00% - 2.99%).  They noted that the Fund’s net expense ratio, 2.45%, is also higher than its benchmarks, but is competitive with the Morningstar Managed Futures category average of 2.48%, as reported directly from Morningstar.  The Trustees considered that Equinox has an expense limitation agreement in place, and agreed that this benefits shareholders.  The Trustees concluded that the fee is reasonable.

Equinox MutualHedge Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2014 (Unaudited)

Economies of Scale.  The Board considered whether Equinox had realized economies of scale with respect to the management of the Fund.  The Trustees agreed that Equinox appears to be investing its legitimate profits to grow and market the Fund.  They noted Equinox estimates realizing economies when the Fund reaches $2 billion in assets under management.  The Trustees agreed that, given the current asset level in the Fund and Equinox’s willingness to revisit the issue as the Fund grows, the absence of breakpoints was acceptable.

Profitability. The Board noted that, based on the profitability analysis provided by Equinox, Equinox realized meaningful profits during the previous year.  The Trustees discussed Equinox’s efforts related to distribution and increasing in the Fund’s asset levels and that Equinox’s willingness to reinvest its legitimate profits in the Fund is meaningful and benefits shareholders.  The Trustees concluded that, overall, the level of profit is not excessive.

Conclusion.  Having requested and received such information from Equinox as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the shareholders of Equinox MutualHedge Futures Strategy Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

                                                                                                                                            Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC
1775 Sherman St. Suite 2500

Denver, CO 80264

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/14